UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

New America Growth Fund	September 30, 2016

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 97.6%		
CONSUMER DISCRETIONARY 28.4%		
Automobiles 0.5%		
Ferrari	56,360	2,924
Tesla Motors (1)	84,170	17,173
		20,097
Hotels, Restaurants & Leisure 3.1%		
Las Vegas Sands	1,208,600	69,543
Marriott, Class A	335,374	22,581
Starbucks	488,146	26,428
		118,552
Internet & Direct Marketing Retail 10.7%		
Amazon.com (1)	348,050	291,426
Expedia	141,300	16,493
Netflix (1)	259,800	25,603
Priceline (1)	49,730	73,177
		406,699
Media 6.6%		
Comcast, Class A	1,624,000	107,736
Liberty Global, Series C (1)	1,900,100	62,779
Liberty SiriusXM (1)	827,800	27,657
Sirius XM Holdings (1)	12,259,500	51,122
		249,294
Multiline Retail 1.2%		
Dollar General	625,200	43,758
		43,758
Specialty Retail 5.8%		
AutoZone (1)	59,970	46,077
Lowe's	1,224,233	88,402
O'Reilly Automotive (1)	151,000	42,297

Signet Jewelers	571,400	42,586
		219,362
Textiles, Apparel & Luxury Goods 0.5%		
Carters	218,998	18,989
		18,989
Total Consumer Discretionary		1,076,751
CONSUMER STAPLES 3.9%		
Beverages 0.8%		
PepsiCo	272,100	29,596
		29,596
Food & Staples Retailing 1.8%		
Walgreens Boots Alliance	834,700	67,293
		67,293
Personal Products 0.4%		
Coty	393,700	9,252
Coty, Class A (1)(2)	326,450	7,574
		16,826
Tobacco 0.9%		
Philip Morris International	344,300	33,473
		33,473
Total Consumer Staples		147,188
ENERGY 0.4%		
Oil, Gas & Consumable Fuels 0.4%		
EQT	200,215	14,540
Total Energy		14,540

FINANCIALS 5.0%		
Capital Markets 3.4%		
CBOE Holdings	449,000	29,118
E*TRADE Financial (1)	740,707	21,569
Morgan Stanley	620,000	19,877
TD Ameritrade Holding	1,663,678	58,628
		129,192
Insurance 1.6%		
FNF	743,800	27,454
Marsh & McLennan	517,100	34,775
		62,229
Total Financials		191,421
HEALTH CARE 13.4%		
Biotechnology 1.9%		
Biogen (1)	48,105	15,058
Celgene (1)	175,700	18,366
Neurocrine Biosciences (1)	218,060	11,043
Vertex Pharmaceuticals (1)	327,615	28,571
		73,038
Health Care Equipment & Supplies 4.5%		
Becton, Dickinson & Company	220,000	39,541
Cooper Companies	282,200	50,587
Danaher	452,000	35,432
Intuitive Surgical (1)	59,490	43,120
		168,680
Health Care Providers & Services 4.4%		
Aetna	334,000	38,560
Anthem	136,662	17,125
Centene (1)	230,700	15,448
Fresenius Medical Care (EUR)	306,852	26,785

HCA Holdings (1)	889,200	67,250
		165,168
Pharmaceuticals 2.6%		
Allergan (1)	98,590	22,706
Bristol-Myers Squibb	577,200	31,123
Mallinckrodt (1)	270,800	18,897
Valeant Pharmaceuticals International (1)	470,400	11,548
Zoetis	306,000	15,915
		100,189
Total Health Care		507,075
INDUSTRIALS & BUSINESS SERVICES 4.6%		
Aerospace & Defense 1.9%		
Boeing	475,200	62,603
Northrop Grumman	42,600	9,114
		71,717
Industrial Conglomerates 1.4%		
Roper Technologies	291,300	53,154
		53,154
Professional Services 0.4%		
Equifax	128,416	17,282
		17,282
Road & Rail 0.9%		
Kansas City Southern	351,994	32,848
		32,848
Total Industrials & Business Services		175,001
INFORMATION TECHNOLOGY 34.7%		
Internet Software & Services 12.9%		
Alphabet, Class C (1)	208,096	161,751

Facebook (1)	1,405,300	180,258
MercadoLibre	225,200	41,655
Tencent Holdings (HKD)	2,056,000	56,968
VeriSign (1)	589,423	46,116
		486,748
IT Services 11.4%		
Black Knight Financial Services, Class A (1)	774,907	31,694
Booz Allen Hamilton	789,800	24,965
Fiserv (1)	422,074	41,984
MasterCard, Class A	965,100	98,218
PayPal Holdings (1)	3,062,100	125,454
Sabre	876,000	24,686
Visa, Class A	1,015,003	83,941
		430,942
Software 5.7%		
Guidewire Software (1)	295,500	17,724
Intuit	258,800	28,471
Microsoft	811,900	46,765
salesforce.com (1)	1,153,968	82,313
ServiceNow (1)	248,690	19,684
Tableau Software (1)	408,800	22,594
		217,551
Technology Hardware, Storage & Peripherals 4.7%		
Apple	1,588,580	179,589
		179,589
Total Information Technology		1,314,830
MATERIALS 1.8%		
Chemicals 0.4%		
Ashland Global Holdings (1)	128,600	14,911
		14,911

UTILITIES 0.3%		
Electric Utilities 0.3%		
NextEra Energy	104,483	12,780
Total Utilities		12,780
Total Common Stocks (Cost $2,821,634)		3,699,172
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Flipkart, Series G, Acquisition Date: 12/17/14 Cost $5,356 (1)(3)(4)	44,721	4,306
Flipkart, Series H, Acquisition Date: 4/17/15 Cost $2,393 (1)(3)(4)	16,822	1,620
Total Consumer Discretionary		5,926
Total Preferred Stocks (Cost $7,749)		5,926
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series C, Acquisition Date: 1/30/14 Cost $6,721 (1)(3)(4)	351,865	3,149
Living Social, Series E, Acquisition Date: 4/1/11 Cost $4,140 (1)(3)(4)	732,600	—
Snapchat, Series F, Acquisition Date: 5/6/16 Cost $5,885 (1)(3)(4)	191,555	5,885
Total Information Technology		9,034
Total Convertible Preferred Stocks (Cost $16,746)		9,034

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on September 30, 1985. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $(2,987,000) for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2016, there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $2,949,557,000. Net unrealized gain aggregated $867,986,000 at period-end, of which $931,847,000 related to appreciated investments and $63,861,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016